Stockholders' Equity (Accumulated other comprehensive loss) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign currency translation loss	$ (218)	$ (418)	$ (526)
Unrealized gain on cash flow hedges, net of taxes	0	(97)	(170)
Accumulated other comprehensive loss	$ (218)	$ (515)